Expenses by Nature - Summary of Expenses by Nature Administrative Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	₺ (749,612)	₺ (779,755)	₺ (673,370)
Employee benefit expense [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(479,932)	(473,843)	(416,409)
Service expenses
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(58,255)	(52,756)	(35,257)
Consultancy expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(53,105)	(51,308)	(38,252)
Collection expenses
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(52,189)	(57,097)	(37,525)
Maintenance and repair expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(20,139)	(26,610)	(26,867)
Travel and entertainment expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(17,009)	(34,644)	(38,406)
Other [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	₺ (68,983)	₺ (83,497)	₺ (80,654)